Other revenues	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Other revenues	Other revenues
Other revenues consist of the following:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Leasing revenues	12	9
Total other revenues	12	9

Leasing revenues

Revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.